Segment information (Tables)	12 Months Ended
Dec. 31, 2016
Segment information
Schedule of net sales by major product and services

	2016	2015	2014
Sales of PV solar system	$14,914	$77,438	$—
EPC revenue	13,493	48,014	87,281
Sales of PV solar components	90,108	41,623	1,080
Electricity revenue with PPAs	16,022	16,226	2,144
Pre-development project sales	—	4,545	—
Financial service revenue	4,387	1,486	—
Others	1,275	1,178	1,137

	$140,199	$190,510	$91,642

Schedule of net sales by geographic location

Location (a)	2016	2015	2014
China	$25,597	$56,745	$76,426
United Kingdom	694	50,345	—
Australia	81,241	35,418	—
United States	6,622	29,925	14,690
Greece	8,737	8,720	526
Japan	12,893	6,626	—
Italy	1,740	1,395	—
Germany	2,675	1,336	—
	$140,199	$190,510	$91,642

(a)     Sales are attributed to countries based on location of customer.

Schedule of geographic information for long-lived assets

Location	2016	2015	2014
China	$27,671	$68,831	$46,872
Greece	55,458	59,385	68,708
United States	26,032	34,522	11,630
Italy	9,247	10,048	—
Japan	3,503	11,464	493
UK	10,124	1,499	—
Australia	611	331	—
Germany	47	84	—

	$132,693	$186,164	$127,703